Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Common stock equivalents
	December 31, 2015	December 31, 2014
Convertible notes payable	6,622,718	-
Warrants	4,955,000	-
Totals	11,577,718	-